Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Acquisitions [Abstract]
Schedule of Valuation of the Inventory, Fixed Assets, Intangible Assets, Goodwill and Liabilities Assumed	Due to the timing of the acquisition, the Company’s purchase accounting related to the valuation of the inventory, fixed assets, intangible assets, goodwill and liabilities assumed is not yet complete and subject to revision.
Consideration:
Cash paid prior to the time of closing	$1,390,000
Consideration paid in Common Stock	400,000
Acquisition costs included in general and administrative	39,535

Recognized amounts of identifiable assets acquired
Inventory	74,405
Building	445,786
Land	144,214
Furniture, fixtures & equipment	64,058
Trademark (5-year life)	264,500
Non-compete agreement (2-year life)	44,000
Client list (5-year life)	220,000
Total identifiable net assets assumed	1,256,963
Goodwill	533,037
Total	$1,790,000

Schedule of Unaudited Pro Forma Consolidated Results of Revenue and Net loss

The unaudited pro forma consolidated results of revenue and net loss, assuming the acquisitions had occurred on January 1, 2023, is as follows:

Year Ended
December 31, 2023
Revenue	$18,438,565
Net loss	$(14,840,964)